Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2023
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Cash and Cash Equivalents
Note 13: Cash and Cash Equivalents

	December 31,

	2023	2022
Cash
Cash at bank and on hand	392	820
Cash equivalents
Money market accounts	906	249
Cash and cash equivalents	1,298	1,069
Of total cash and cash equivalents, $100 million and $81 million as of December 31, 2023 and 2022, respectively, were held in subsidiaries which have regulatory restrictions, contractual restrictions or operate in countries where exchange controls and other legal restrictions apply and were therefore not available for general use by the Company.